INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income (Loss) Before Taxes on Income

	Year ended December 31,
	2012	2011	2010

Domestic	$4,145	$(2,556)	$6,681
Foreign	(690)	(1,913)	(2,041)

	$3,455	$(4,469)	$4,640

Schedule of Deferred Taxes

	December 31,
	2012	2011

Reserves and accruals	$615	$544
Carryforward tax losses	26,928	27,089
Other temporary differences	1,620	1,821

Total deferred tax assets before valuation allowance	$29,163	$29,454

Valuation allowance (3)	(26,095)	(26,786)

Net deferred tax assets	$3,068	$2,668

Goodwill	(6,244)	(4,906)
Other temporary differences	(227)	(233)

Total deferred tax liabilities	$(6,471)	$(5,139)

Total deferred tax assets (Liabilities)	$(3,405)	$(2,471)

Domestic	$(3,405)	$(2,471)
Foreign	-	-

	$(3,405)	$(2,471)

Schedule of Deferred Taxes Included in Balance Sheets

	December 31,
	2012	2011

Long-term Liabilities	$(3,405)	$(2,471)

	$(3,405)	$(2,471)

Schedule of Reconciling Items

	Year ended December 31,
	2012	2011	2010

Income (loss) before taxes, as reported in the consolidated statements of operations	$3,455	$(4,469)	$4,640

Statutory tax rate	25%	24%	25%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$864	$(1,072)	$1,160
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	34	1,064	(83)
Operating carryforward losses for which a valuation allowance was provided	302	2,219	576
Realization of carryforward tax losses for which a valuation allowance was provided and change in valuation allowance in respect of deferred taxes	(501)	-	(78)
Nondeductible expenses and other permanent differences	160	172	(51)

	$861	$2,383	$1,524

Schedule of Components of Income Taxes

	Year ended December 31,
	2012	2011	2010

Current	$14	$5	$(61)
Deferred	847	2,378	1,585

	$861	$2,383	$1,524

Domestic	$847	$2,378	$1,585
Foreign	14	5	(61)

	$861	$2,383	$1,524